Shareholders' equity and share-based payments (Tables)	12 Months Ended
Dec. 31, 2018
Shareholders' equity and share-based payments
Schedule of variation of the number of shares composing the shares capital

As of December 31, 2015 (a)		2,440,057,883
Shares issued in connection with:	Capital increase as payment of the scrip dividend (second 2015 interim dividend, third 2015 interim dividend, 2015 final dividend and first 2016 interim dividend)	88,401,329
	Exercise of TOTAL share subscription options	2,237,918
	Cancellation of treasury shares	(100,331,268)
As of December 31, 2016 (b)		2,430,365,862
Shares issued in connection with:	Capital increase reserved for employees	9,532,190
	Capital increase as payment of the scrip dividend (second 2016 interim dividend, third 2016 interim dividend, 2016 final dividend and first 2017 interim dividend)	86,442,256
	Exercise of TOTAL share subscription options	2,649,308
As of December 31, 2017 (c)		2,528,989,616
Shares issued in connection with:	Capital increase reserved for employees	9,354,889
	Capital increase as payment of the scrip dividend (second 2017 interim dividend, third 2017 interim dividend, 2017 final dividend and first 2018 interim dividend)	47,229,037
	Exercise of TOTAL share subscription options	2,096,571
	Issuance of shares in consideration for the acquisition of Maersk Olie og Gas A/S	97,522,593
	Cancellation of treasury shares	(44,590,699)
As of December 31, 2018 (d)		2,640,602,007

(a)	Including 113,967,758 treasury shares deducted from consolidated shareholders’ equity.
(b)	Including 10,587,822 treasury shares deducted from consolidated shareholders’ equity.
(c)	Including 8,376,756 treasury shares deducted from consolidated shareholders’ equity.
(d)	Including 32,473,281 treasury shares deducted from consolidated shareholders' equity.

Schedule of TOTAL shares held by TOTAL S.A.

As of December 31,	2018	2017	2016
Number of treasury shares	32,473,281	8,376,756	10,587,822
Percentage of share capital	1.23%	0.33%	0.44%
Of which shares acquired with the intention to cancel them	27,360,278	—	—
Of which shares allocated to TOTAL share performance plans for Group employees	5,044,817	8,345,847	10,555,887
Of which shares intended to be allocated to new TOTAL share subscription or purchase options plans or to new share performance plans	68,186	30,909	31,935

Schedule of weighted-average shares and diluted shares used to calculate earnings per share and fully-diluted earnings per share

	2018	2017	2016
Number of shares as of January 1,	2,528,989,616	2,430,365,862	2,440,057,883
Number of shares issued during the year (pro rated)
Exercise of TOTAL share subscription options	1,351,465	1,198,036	538,621
Exercise of TOTAL share purchase options	—	—	—
TOTAL performance shares	2,039,729	1,105,796	1,524,172
Capital increase reserved for employees	6,236,593	6,354,793	—
Issuance of shares in consideration for the acquisition of Maersk Olie og Gas A/S	81,268,828	—	—
Capital increase as payment of the scrip dividend	26,352,572	53,365,971	51,029,237
Buyback of treasury shares including:	(30,405,112)	—	4,180,470
Treasury shares repurchased from subsidiaries and cancelled on December 15, 2016	—	—	4,180,470
Shares repurchased in 2018 to cancel the dilution caused by the scrip dividend payment	(30,102,242)	—	—
Shares repurchased in 2018 to cover for the stock options plans	(302,870)	—	—
Cancellation of treasury shares on December 15, 2016	—	—	(4,180,470)
TOTAL shares held by TOTAL S.A. or by its subsidiaries and deducted from shareholders’ equity	(8,376,756)	(10,587,822)	(113,967,758)
Weighted-average number of shares	2,607,456,934	2,481,802,636	2,379,182,155
Dilutive effect
Grant of TOTAL share subscription or purchase options	296,830	727,864	630,474
Grant of TOTAL performance shares	13,794,896	10,238,411	9,058,264
Capital increase reserved for employees	2,167,784	1,987,502	843,043
Weighted-average number of diluted shares	2,623,716,444	2,494,756,413	2,389,713,936

Detail of other comprehensive income

For the year ended December 31,
(M$)	2018		2017		2016
Actuarial gains and losses		(12)		823		(371)
Change in fair value of investments in equity instruments		—		—		—
Tax effect		13		(390)		55
Currency translation adjustment generated by the parent company		(4,022)		9,316		(1,548)
Sub-total items not potentially reclassifiable to profit & loss		(4,021)		9,749		(1,864)
Currency translation adjustment		1,113		(2,578)		(1,098)
– Unrealized gain/(loss) of the period	1,238		(2,408)		(543)
– Less gain/(loss) included in net income	125		170		555
Available for sale financial assets		—		7		4
– Unrealized gain/(loss) of the period	—		7		4
– Less gain/(loss) included in net income	—		—		—
Cash flow hedge		25		324		239
– Unrealized gain/(loss) of the period	(94)		584		186
– Less gain/(loss) included in net income	(119)		260		(53)
Variation of foreign currency basis spread		(80)		—		—
– Unrealized gain/(loss) of the period	(80)		—		—
– Less gain/(loss) included in net income	—		—		—
Share of other comprehensive income of equity affiliates, net amount		(540)		(677)		935
– Unrealized gain/(loss) of the period	(495)		(655)		933
– Less gain/(loss) included in net income	45		22		(2)
Other		(5)		—		1
Tax effect		14		(100)		(76)
Sub-total items potentially reclassifiable to profit & loss		527		(3,024)		5
Total autres éléments du résultat global		(3,494)		6,725		(1,859)

The currency translation adjustment by currency is detailed in the following table:

As of December 31, 2018			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(4,022)	(4,022)	—	—	—
Currency translation adjustment	1,113	1,883	(431)	(10)	(329)
Currency translation adjustment of equity affiliates	(564)	343	14	(805)	(116)
Total currency translation adjustment recognized in comprehensive income	(3,473)	(1,796)	(417)	(815)	(445)

As of December 31, 2017			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	9,316	9,316	—	—	—
Currency translation adjustment	(2,578)	(3,275)	462	3	232
Currency translation adjustment of equity affiliates	(730)	(1,099)	(25)	207	187
Total currency translation adjustment recognized in comprehensive income	6,008	4,943	436	210	419

As of December 31, 2016			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(1,548)	(1,548)	—	—	—
Currency translation adjustment	(1,098)	(184)	(887)	7	(34)
Currency translation adjustment of equity affiliates	890	223	54	643	(30)
Total currency translation adjustment recognized in comprehensive income	(1,756)	(1,509)	(833)	650	(64)

Tax effects relating to each component of other comprehensive income are as follows:

	2018			2017			2016
For the year ended December 31,	Pre-tax	Tax	Net	Pre-tax	Tax	Net	Pre-tax	Tax	Net
(M$)	amount	effect	amount	amount	effect	amount	amount	effect	amount
Actuarial gains and losses	(12)	13	1	823	(390)	433	(371)	55	(316)
Change in fair value of investments in equity instruments	—	—	—	—	—	—	—	—	—
Currency translation adjustment generated by the parent company	(4,022)	—	(4,022)	9,316	—	9,316	(1,548)	—	(1,548)
Sub-total items not potentially reclassifiable to profit & loss	(4,034)	13	(4,021)	10,139	(390)	9,749	(1,919)	55	(1,864)
Currency translation adjustment	1,113	—	1,113	(2,578)	—	(2,578)	(1,098)	—	(1,098)
Available for sale financial assets	—	—	—	7	(3)	4	4	—	4
Cash flow hedge	25	(6)	19	324	(97)	227	239	(76)	163
Variation of foreign currency basis spread	(80)	20	(60)	—	—	—	—	—	—
Share of other comprehensive income of equity affiliates, net amount	(540)	—	(540)	(677)	—	(677)	935	—	935
Other	(5)	—	(5)	—	—	—	1	—	1
Sub-total items potentially reclassifiable to profit & loss	513	14	527	(2,924)	(100)	(3,024)	81	(76)	5
Total other comprehensive income	(3,521)	27	(3,494)	7,215	(490)	6,725	(1,838)	(21)	(1,859)

Schedule of share-based payment expense

As of December 31,
(M$)	2018	2017	2016
Total restricted shares plans	264	135	113
SunPower plans	21	31	28
Capital increase reserved for employees	30	16	—
Total	315	182	141

TOTAL share subscription or purchase option plans
Shareholders' equity and share-based payments
Summary of share subscription or purchase option plans

							Weighted
							average
							exercise price
	2008 Plan	2009 Plan	2010 Plan	2011 Plan		Total	(in euros)
Date of the shareholders’ meeting	5/11/2007	5/11/2007	5/21/2010	5/21/2010
Award date (a)	10/9/2008	9/15/2009	9/14/2010	9/14/2011
Strike price	42.90	€39.90	€38.20	€33.00	€
Expiry date	10/9/2016	9/15/2017	9/14/2018	9/14/2019
Number of options
Existing options as of January 1, 2016	2,561,502	2,710,783	3,323,246	722,309		9,317,840	39.58	€
Granted	—	—	—	—		—	—
Cancelled(b)	(1,794,304)	—	—	—		(1,794,304)	42.90	€
Exercised	(767,198)	(931,730)	(443,009)	(95,981)		(2,237,918)	40.80	€
Existing options as of January 1, 2017	—	1,779,053	2,880,237	626,328		5,285,618	38.16	€
Granted	—	—	—	—		—	—
Cancelled(b)	—	(195,370)	—	—		(195,370)	39.90	€
Exercised	—	(1,583,683)	(929,865)	(135,760)		(2,649,308)	38.95	€
Existing options as of January 1, 2018	—	—	1,950,372	490,568		2,440,940	37.15	€
Granted	—	—	—	—		—	—
Cancelled(b)	—	—	(79,139)	—		(79,139)	38.20	€
Exercised	—	—	(1,871,233)	(225,338)		(2,096,571)	37.64	€
Existing options as of December 31, 2018	—	—	—	265,230		265,230	33.00	€

(a)	The grant date is the date of the Board meeting awarding the share subscription or purchase options, except for the grant of October 9, 2008, decided by the Board on September 9, 2008.
(b)

Out of the options canceled in 2016, 2017 and 2018, 1,794,304 options that were not exercised expired on October 9, 2016 due to the expiry of the 2008 plan, 195,370 options that were not exercised expired on September 15, 2017 due to expiry of 2009 plan and 79,139 options that were not exercised expired on September 14, 2018 due to expiry of 2010 plan.

TOTAL performance-based restricted share plans
Shareholders' equity and share-based payments
Summary of performance share plans and restricted stock activities

	2013 Plan	2014 Plan	2015 Plan	2016 Plan	2017 Plan	2018 Plan		Total
Date of the shareholders’ meeting	5/13/2011	5/16/2014	5/16/2014	5/24/2016	5/24/2016	5/24/2016
Award date	7/25/2013	7/29/2014	7/28/2015	7/27/2016	7/26/2017	3/14/2018
Date of the final award (end of the vesting period)	7/26/2016	7/30/2017	7/29/2018	7/28/2019	7/27/2020	3/15/2021
Transfer authorized as from	7/26/2018	7/30/2019	7/29/2020	7/29/2021	7/28/2022	3/16/2023
Grant date IFRS 2 fair value	32.64	€44.66	€35.90	€35.37	€35.57	€36.22	€
Number of performance shares
Outstanding as of January 1, 2016	4,350,830	4,402,460	4,760,505	—	—	—		13,513,795
Notified	—	—	—	5,639,400	—	—		5,639,400
Cancelled (a)	(1,303,506)	(37,100)	(29,170)	(1,730)	—	—		(1,371,506)
Finally granted (a)	(3,047,324)	(860)	(600)	(110)	—	—		(3,048,894)
Outstanding as of January 1, 2017	—	4,364,500	4,730,735	5,637,560	—	—		14,732,795
Notified	—	—	—	—	5,679,949	—		5,679,949
Cancelled	—	(2,157,820)	(31,480)	(29,050)	(910)	—		(2,219,260)
Finally granted	—	(2,206,680)	(1,950)	(1,410)	—	—		(2,210,040)
Outstanding as of January 1, 2018	—	—	4,697,305	5,607,100	5,679,039	—		15,983,444
Notified	—	—	—	—	—	6,083,145		6,083,145
Cancelled	—	—	(621,568)	(61,840)	(26,640)	(12,350)		(722,398)
Finally granted	—	—	(4,075,737)	(2,040)	(1,480)	—		(4,079,257)
Outstanding as of December 31, 2018	—	—	—	5,543,220	5,650,919	6,070,795		17,264,934

(a)	The number of performance shares finally granted in 2016 has been adjusted by 226 performance shares granted in 2017.

SunPower plans
Shareholders' equity and share-based payments
Summary of performance share plans and restricted stock activities

	Restricted Stock Awards and Units
		Weighted-Average Grant Date
		Fair Value Per Share
	Shares (in thousands)	(in dollars) (a)
Outstanding as of January 3, 2016	5,063	26.68
Granted	4,978	18.81
Vested (b)	(2,837)	23.47
Forfeited	(1,057)	26.30
Outstanding as of January 1, 2017	6,147	21.85
Granted	4,863	6.76
Vested (b)	(1,738)	25.87
Forfeited	(1,979)	18.15
Outstanding as of January 1, 2018	7,293	11.83
Granted	4,449	7.77
Vested (b)	(2,266)	14.45
Forfeited	(1,816)	10.10
Outstanding as of December 31, 2018	7,660	9.11

(a)	SunPower estimates the fair value of the restricted stock unit awards as the stock price on the grant date.
(b)	Restricted stock awards and units vested include shares withheld on behalf of employees to satisfy the minimum statutory tax withholding requirements.

Capital increase reserved for employees
Shareholders' equity and share-based payments
Schedule of assumptions used for valuation of the cost

For the year ended December 31,	2018
Date of the Board of Directors meeting that decided the issue	July 26, 2017
Subscription price (€) (a)	37.20
Share price at the reference date (€) (b)	47.03
Number of shares (in millions)	9.17
Risk free interest rate (%) (c)	0.003
Employees loan financing rate (%) (d)	3.95
Non transferability cost (% of the reference’s share price)	17.33
Expenses ($ million)	30.00

(a)	Average of the closing TOTAL share prices during the twenty trading days prior to the subscription period, after deduction of a 20% discount.
(b)	Closing share price on March 14, 2018, date on which the Chief Executive Officer set the subscription period.
(c)	Zero coupon Euro swap rate at 5 years.

The employees’ loan financing rate is based on a 5 year consumer’s credit rate.